Document and Entity Information Document	Feb. 28, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	LUMOS PHARMA, INC.
Entity Central Index Key	0001126234
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35342
Entity Tax Identification Number	42-1491350
City Area Code	512
Local Phone Number	215-2630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LUMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line One	4200
Entity Address, Postal Zip Code	78756
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Address Line Two	Marathon Blvd., Suite 200